Taxes - Significant Components of Future Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Difference between tax and book value of capital and intangible assets	$ 8,834	$ 12,233
Investments	126	157
Tax loss carryforwards	29,003	18,921
Difference between tax and book value of loan receivable	3	17
Unbilled revenue and prepaid accounts	359
Accounts payable and accrued liabilities	338	724
Scientific research and experimental development ("SR&ED") carryforwards	6,376	6,342
Investment tax credits	3,028	5,206
Deferred income tax assets, gross	48,067	43,600
Valuation allowance	(15,146)	(14,705)
Deferred income tax assets, net	32,921	28,895
Deferred income tax liabilities
Difference between tax and book value of capital and intangible assets	(9,851)	(15,991)
Unbilled revenue and prepaid accounts	(266)
Deferred income tax liabilities	(10,117)	(15,991)
Total Deferred income tax assets, net	$ 22,804	$ 12,904